Discontinued UK and Europe operations held for distribution - Cash flows (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Discontinued UK and Europe operations held for distribution
Total cash flows in the period	[1]	£ (124)	£ (2,380)
Cash and cash equivalents at beginning of period		12,125	10,690
Effect of exchange rate changes on cash and cash equivalents		(23)	31
Cash and cash equivalents at end of period		9,832	8,450
UK & Europe Operations (M&G Prudential)
Discontinued UK and Europe operations held for distribution
Cash flows from operating activities		404	(1,711)
Cash flows from investing activities		(172)	(224)
Cash flows from financing activities		(356)	(445)
Total cash flows in the period		(124)	(2,380)
Cash and cash equivalents at beginning of period		4,749	5,808
Effect of exchange rate changes on cash and cash equivalents		(1)	(8)
Cash and cash equivalents at end of period		4,624	3,420
Net cash remittances into continuing operations		£ 356	341
Redemption of subordinated guaranteed bond			£ 104

[1]	Net cash flows from discontinued operations represents the movement in cash and cash equivalents from the UK and Europe operations, which are classified as held for distribution at 30 June 2019. A detailed analysis of cash flows for the period for the discontinued UK and Europe operations is included in note D2.3. The half year 2018 comparative results have been re-presented from those previously published accordingly (as described in note A2).